Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and cash equivalents	$ 93,261	$ 57,408	$ 48,803	$ 42,142
Interest bearing deposits with banks	8,303	9,035
Securities	232,849	234,260
Securities borrowed or purchased under resale agreements	107,382	111,878
Loans
Residential mortgages	135,750	127,024
Consumer instalment and other personal	77,164	70,148
Credit cards	8,103	7,889
Business and government	239,809	245,662
Allowance for credit losses	(2,564)	(3,303)
Loans,net	458,262	447,420
Other Assets
Derivative instruments	36,713	36,815
Customers' liability under acceptances	14,021	13,493
Other	37,384	38,952
Other assets	88,118	89,260
Total Assets	988,175	949,261
Deposits
Deposits	685,631	659,034
Other liabilities
Derivative instruments	30,815	30,375
Acceptances	14,021	13,493
Securities sold but not yet purchased	32,073	29,376
Securities lent or sold under repurchase agreements	97,556	88,658
Securitization and structured entities' liabilities	25,486	26,889
Other	38,177	36,427
Total other liabilities	238,128	225,218
Subordinated debt	6,893	8,416
Total Equity	57,523	56,593	$ 51,076
Total Liabilities and Equity	988,175	949,261
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	180,748	183,923
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	23,646	24,178
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	12,895	5,601
Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	248	991
Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,909	4,349
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	602	576
Banks [Member]
Deposits
Deposits	26,611	38,825
Business and governments [member]
Deposits
Deposits	442,248	400,679
Individuals [Member]
Deposits
Deposits	216,772	219,530
0 -1 month [member]
Assets
Cash and cash equivalents	91,736	56,434
Interest bearing deposits with banks	3,529	3,901
Securities	5,286	4,838
Securities borrowed or purchased under resale agreements	70,080	79,354
Loans
Residential mortgages	458	984
Consumer instalment and other personal	215	646
Business and government	12,082	13,708
Loans,net	12,755	15,338
Other Assets
Derivative instruments	2,752	3,400
Customers' liability under acceptances	11,574	9,609
Other	2,002	1,873
Other assets	16,328	14,882
Total Assets	199,714	174,747
Deposits
Deposits	29,885	41,850
Other liabilities
Derivative instruments	2,771	1,374
Acceptances	11,574	9,609
Securities sold but not yet purchased	32,073	29,376
Securities lent or sold under repurchase agreements	73,190	69,142
Securitization and structured entities' liabilities	21	30
Other	10,121	10,301
Total other liabilities	129,750	119,832
Total Liabilities and Equity	159,635	161,682
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,674	1,859
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,196	1,019
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	189
0 -1 month [member] | Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,909	4,349
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	16	14
0 -1 month [member] | Banks [Member]
Deposits
Deposits	9,047	13,499
0 -1 month [member] | Business and governments [member]
Deposits
Deposits	16,894	24,056
0 -1 month [member] | Individuals [Member]
Deposits
Deposits	3,944	4,295
1 - 3 Months [member]
Assets
Interest bearing deposits with banks	1,440	1,673
Securities	4,742	5,804
Securities borrowed or purchased under resale agreements	22,873	17,030
Loans
Residential mortgages	1,081	2,082
Consumer instalment and other personal	419	511
Business and government	7,667	10,000
Loans,net	9,167	12,593
Other Assets
Derivative instruments	4,924	5,472
Customers' liability under acceptances	2,428	3,633
Other	461	580
Other assets	7,813	9,685
Total Assets	46,035	46,785
Deposits
Deposits	37,841	37,304
Other liabilities
Derivative instruments	3,651	4,499
Acceptances	2,428	3,633
Securities lent or sold under repurchase agreements	17,199	10,747
Securitization and structured entities' liabilities	1,737	1,656
Other	1,632	804
Total other liabilities	26,647	21,339
Total Liabilities and Equity	64,488	58,643
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,935	5,662
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,083	3,793
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	137
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	38	27
1 - 3 Months [member] | Banks [Member]
Deposits
Deposits	4,581	3,982
1 - 3 Months [member] | Business and governments [member]
Deposits
Deposits	26,861	21,813
1 - 3 Months [member] | Individuals [Member]
Deposits
Deposits	6,399	11,509
3-6 month [member]
Assets
Interest bearing deposits with banks	1,172	1,266
Securities	5,116	7,817
Securities borrowed or purchased under resale agreements	11,362	12,111
Loans
Residential mortgages	2,109	3,500
Consumer instalment and other personal	639	963
Business and government	7,697	9,083
Loans,net	10,445	13,546
Other Assets
Derivative instruments	2,187	2,111
Customers' liability under acceptances	19	251
Other	140	188
Other assets	2,346	2,550
Total Assets	30,441	37,290
Deposits
Deposits	42,488	59,838
Other liabilities
Derivative instruments	2,379	1,684
Acceptances	19	251
Securities lent or sold under repurchase agreements	3,994	7,439
Securitization and structured entities' liabilities	1,527	334
Other	116	102
Total other liabilities	8,035	9,810
Total Liabilities and Equity	50,523	69,648
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	8,374	11,251
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,358	4,355
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	293
3-6 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		3
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	47	38
3-6 month [member] | Banks [Member]
Deposits
Deposits	4,193	13,106
3-6 month [member] | Business and governments [member]
Deposits
Deposits	29,665	33,713
3-6 month [member] | Individuals [Member]
Deposits
Deposits	8,630	13,019
6-9 month [member]
Assets
Interest bearing deposits with banks	1,753	1,204
Securities	3,383	6,263
Securities borrowed or purchased under resale agreements	1,602	2,172
Loans
Residential mortgages	4,373	5,957
Consumer instalment and other personal	1,166	1,107
Business and government	10,496	15,951
Loans,net	16,035	23,015
Other Assets
Derivative instruments	1,809	1,140
Other	4	20
Other assets	1,813	1,160
Total Assets	24,586	33,814
Deposits
Deposits	28,857	25,403
Other liabilities
Derivative instruments	1,508	1,171
Securities lent or sold under repurchase agreements	3,103	878
Securitization and structured entities' liabilities	648	2,810
Other	109	109
Total other liabilities	5,368	4,968
Total Liabilities and Equity	34,225	30,371
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	13,308	12,499
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,815	3,708
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,073
6-9 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		3
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	44	38
6-9 month [member] | Banks [Member]
Deposits
Deposits	746	455
6-9 month [member] | Business and governments [member]
Deposits
Deposits	21,345	13,862
6-9 month [member] | Individuals [Member]
Deposits
Deposits	6,766	11,086
9-12 month [Member]
Assets
Interest bearing deposits with banks	409	991
Securities	2,692	4,678
Securities borrowed or purchased under resale agreements	766	708
Loans
Residential mortgages	4,879	5,168
Consumer instalment and other personal	1,110	1,014
Business and government	10,213	9,465
Loans,net	16,202	15,647
Other Assets
Derivative instruments	1,634	915
Other	3	13
Other assets	1,637	928
Total Assets	21,706	22,952
Deposits
Deposits	24,299	28,222
Other liabilities
Derivative instruments	1,444	1,088
Securities lent or sold under repurchase agreements	70
Securitization and structured entities' liabilities	486	1,169
Other	162	181
Total other liabilities	2,162	2,438
Total Liabilities and Equity	26,461	30,660
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14,498	14,681
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,806	4,861
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,578
9-12 month [Member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1	3
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	60	56
9-12 month [Member] | Banks [Member]
Deposits
Deposits	389	463
9-12 month [Member] | Business and governments [member]
Deposits
Deposits	16,213	17,567
9-12 month [Member] | Individuals [Member]
Deposits
Deposits	7,697	10,192
1-2 years [member]
Assets
Securities	17,512	15,730
Securities borrowed or purchased under resale agreements	699	503
Loans
Residential mortgages	22,170	18,929
Consumer instalment and other personal	5,732	4,642
Business and government	29,303	34,171
Loans,net	57,205	57,742
Other Assets
Derivative instruments	7,525	4,369
Other	5	16
Other assets	7,530	4,385
Total Assets	82,946	78,360
Deposits
Deposits	33,778	27,855
Other liabilities
Derivative instruments	5,723	3,911
Securities lent or sold under repurchase agreements		452
Securitization and structured entities' liabilities	7,240	4,946
Other	944	798
Total other liabilities	13,907	10,107
Total Liabilities and Equity	47,685	37,962
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	33,749	33,239
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,980	2,481
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,709
1-2 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3	38
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	139	162
1-2 years [member] | Banks [Member]
Deposits
Deposits		7
1-2 years [member] | Business and governments [member]
Deposits
Deposits	24,249	20,070
1-2 years [member] | Individuals [Member]
Deposits
Deposits	9,529	7,778
2-5 years [member]
Assets
Securities	43,571	54,846
Loans
Residential mortgages	91,146	79,503
Consumer instalment and other personal	31,613	25,538
Business and government	81,377	76,163
Loans,net	204,136	181,204
Other Assets
Derivative instruments	8,787	9,393
Other	1	4
Other assets	8,788	9,397
Total Assets	256,495	245,447
Deposits
Deposits	45,729	57,996
Other liabilities
Derivative instruments	7,140	8,588
Securitization and structured entities' liabilities	9,791	12,577
Other	1,277	1,326
Total other liabilities	18,208	22,491
Subordinated debt	25
Total Liabilities and Equity	63,962	80,487
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	99,639	101,078
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,304	3,849
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,088	5,601
2-5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	22	158
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	217	179
2-5 years [member] | Business and governments [member]
Deposits
Deposits	35,707	45,287
2-5 years [member] | Individuals [Member]
Deposits
Deposits	10,022	12,709
Over 5 years [member]
Assets
Securities	90,225	85,949
Loans
Residential mortgages	9,396	10,726
Consumer instalment and other personal	13,518	12,211
Business and government	14,413	14,819
Loans,net	37,327	37,756
Other Assets
Derivative instruments	7,095	10,015
Other	5,097	4,530
Other assets	12,192	14,545
Total Assets	139,744	138,250
Deposits
Deposits	19,925	13,164
Other liabilities
Derivative instruments	6,199	8,060
Securitization and structured entities' liabilities	4,036	3,367
Other	3,509	3,706
Total other liabilities	13,744	15,133
Subordinated debt	6,868	8,416
Total Liabilities and Equity	40,537	36,713
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,571	3,654
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	104	112
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	828
Over 5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	222	786
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	41	62
Over 5 years [member] | Banks [Member]
Deposits
Deposits	26	28
Over 5 years [member] | Business and governments [member]
Deposits
Deposits	17,113	11,129
Over 5 years [member] | Individuals [Member]
Deposits
Deposits	2,786	2,007
No maturity [member]
Assets
Cash and cash equivalents	1,525	974
Securities	60,322	48,335
Loans
Consumer instalment and other personal	22,752	23,516
Credit cards	8,103	7,889
Business and government	66,561	62,302
Allowance for credit losses	(2,564)	(3,303)
Loans,net	94,990	90,579
Other Assets
Other	29,671	31,728
Other assets	29,671	31,728
Total Assets	186,508	171,616
Deposits
Deposits	422,829	367,402
Other liabilities
Other	20,307	19,100
Total other liabilities	20,307	19,100
Total Equity	57,523	56,593
Total Liabilities and Equity	500,659	443,095
No maturity [member] | Banks [Member]
Deposits
Deposits	7,629	7,285
No maturity [member] | Business and governments [member]
Deposits
Deposits	254,201	213,182
No maturity [member] | Individuals [Member]
Deposits
Deposits	$ 160,999	$ 146,935